Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Fees Charged by Managers	The Fees charged by our Managers comprised the following:

	Year Ended December 31,
	2019	2020	2021
Ship Management Fees	$18,050	$18,884	$19,221
Supervision Fees	275	275	550
Commissions	—	330	1,689